Equity (Details Narrative)									6 Months Ended	12 Months Ended
		Jun. 29, 2026 SGD ($) shares	May 04, 2026 $ / shares shares	Apr. 20, 2026 shares	Feb. 12, 2026 shares	Sep. 04, 2025 shares	Oct. 02, 2024 shares	Feb. 15, 2024 USD ($) $ / shares shares	Jun. 30, 2026 SGD ($) shares	Dec. 31, 2025 $ / shares shares	Jun. 30, 2026 $ / shares shares	Jun. 29, 2026 $ / shares shares	May 12, 2026 shares	Jan. 23, 2026 USD ($) $ / shares shares	Dec. 31, 2024 shares
Class of Stock [Line Items]
Stock issued dividend | $								$ 500,000
Common stock, shares authorized								500,000,000		10,222,222,222.22	10,222,222,222.22			100,000,000,000
Common stock, par value | $ / shares								$ 0.001		$ 0.00225	$ 0.00225			$ 0.000005
Shares issued						2,000,000		1
Common stock share issued										37,777.78	37,777.78
Common stock share outstanding										37,777.78	37,777.78
Share capital | $														$ 500,000
Preferred shares authorized														10,000,000,000
Preferred stock par value | $ / shares														$ 0.000005
Preferred stock share issued										0
Preferred stock share outstanding										0
Reverse stock split, description			30-for-1 reverse share split		15-for-1 reverse share split		1:200
Reverse stock splits shares					17,000,000
Stock split shares					1,133,334
Adjusted authorized share capital			222,222,222.22		500,000
Authorized share capital			500,000
Shares, issued							5,000,000				37,777.78
Shares, outstanding											37,777.78
IPO [Member]
Class of Stock [Line Items]
Common stock share issued										17,000,000
Common stock share outstanding										17,000,000
Preferred Stock [Member]
Class of Stock [Line Items]
Common stock, par value | $ / shares												$ 0.00225
Increase in authorized share capital, shares		22,222,222.22
Common Stock [Member]
Class of Stock [Line Items]
Shares issued	[1]								1,280,964	4,444
Common stock share issued										17,000,000
Common stock share outstanding										17,000,000
Shares, outstanding	[1]									37,778	1,318,742				33,334
Minimum [Member]
Class of Stock [Line Items]
Common stock, par value | $ / shares			$ 0.000075
Adjusted authorized share capital			6,666,666,666.67		100,000,000,000
Maximum [Member]
Class of Stock [Line Items]
Common stock, par value | $ / shares			$ 0.00225
Increase in authorized share capital | $									$ 23,000,000
Adjusted authorized share capital					6,666,666,667
Common Class A [Member]
Class of Stock [Line Items]
Common stock, shares authorized														80,000,000,000
Common stock, par value | $ / shares														$ 0.000005
Increase in authorized share capital, shares		10,177,777,777.78
Shares issued				3,225,000
Reverse stock splits shares									18,427
Stock split shares					552,810
Exercise of warrant shares													808,334
Common Class A [Member] | Common Stock [Member]
Class of Stock [Line Items]
Common stock share issued										8,292,150
Common stock share outstanding										8,292,150
Common Class A [Member] | Minimum [Member]
Class of Stock [Line Items]
Increase in authorized share capital | $		$ 500,000
Common Class A [Member] | Maximum [Member]
Class of Stock [Line Items]
Increase in authorized share capital | $		$ 23,000,000
Common Class B [Member]
Class of Stock [Line Items]
Common stock, shares authorized														10,000,000,000
Common stock, par value | $ / shares														$ 0.000005
Increase in authorized share capital, shares		22,222,222.22
Reverse stock splits shares									19,350.78
Stock split shares					580,524
Common Class B [Member] | Common Stock [Member]
Class of Stock [Line Items]
Common stock share issued										8,707,850
Common stock share outstanding										8,707,850
Fitness Champs Holdings Limited [Member]
Class of Stock [Line Items]
Common stock, shares authorized								500,000,000
Common stock, par value | $ / shares								$ 0.001			$ 0.00225
Fitness Champs Holdings Limited [Member] | Preferred Stock [Member]
Class of Stock [Line Items]
Common stock, shares authorized											22,222,222.22
Fitness Champs Holdings Limited [Member] | Common Class A [Member]
Class of Stock [Line Items]
Common stock, shares authorized											10,177,777,777.78	10,000,000,000
Fitness Champs Holdings Limited [Member] | Common Class B [Member]
Class of Stock [Line Items]
Common stock, shares authorized											22,222,222.22

[1]	Retrospectively presented for the effect of (i) the issuance of 1 ordinary share on February 15, 2024 in preparation of the Company’s initial public offering, (ii) the 1:200 share subdivision and 5,000,000 share surrender approved on October 2, 2024, (iii) the 15 for 1 reverse share split effected on February 12, 2026, and (iv) the 30 for 1 reverse share split effected on May 4, 2026.